JPMorgan SmartRetirement Blend 2030 Fund Average Annual Total Returns - R2 R3 R4 R5 R6 Shares [Member]	12 Months Ended	60 Months Ended	100 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI ACWI INDEX(Net Total Return) (Reflects No Deduction for Fees, Expenses, or Taxes, Except Foreign Withholding Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.49%	10.06%	10.73%	9.23%
S&P TARGET DATE 2030 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	9.90%	6.47%		6.87%
JPM SMARTRETIREMENT BLEND 2030 COMPOSITE BENCHMARK(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	10.24%	6.05%		6.74%
Class R2
Prospectus [Line Items]
Average Annual Return, Percent	9.62%	5.15%		5.76%
Class R3
Prospectus [Line Items]
Average Annual Return, Percent	9.93%	5.41%		6.04%
Class R4
Prospectus [Line Items]
Average Annual Return, Percent	10.16%	5.67%		6.30%
Class R5
Prospectus [Line Items]
Average Annual Return, Percent	10.36%	5.84%		6.44%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	10.47%	5.94%		6.55%
Class R6 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	9.27%	4.79%		5.34%
Class R6 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	6.35%	4.24%		4.73%